Payables and Other Current Liabilities - Current Debt Spectrum Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 227	€ 218
Telefónica Germany
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	107	107
Telefónica Colombia
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	60	10
Telefónica Brazil
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	10	66
Telefónica Spain
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	32	7
Telefónica Ecuador
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	15	16
Telefónica Uruguay
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 3	€ 12